Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Payables And Accruals [Line Items]
Accrued professional service fee	$ 1,193	$ 645
Payroll and welfare payables	1,965	1,916
Others	513	438
Other payables and accruals	$ 3,671	$ 2,999